Average Annual Total Returns - FidelityEmergingMarketsFund-AMCIZPRO - FidelityEmergingMarketsFund-AMCIZPRO - Fidelity Emerging Markets Fund	Dec. 30, 2024
Fidelity Advisor Emerging Markets Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	10.52%
Since Inception	(8.77%)	[1]
Fidelity Advisor Emerging Markets Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	15.30%
Since Inception	(6.87%)	[2]
Fidelity Advisor Emerging Markets Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	8.22%
Since Inception	(9.34%)	[3]
Fidelity Advisor Emerging Markets Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	8.22%
Since Inception	(9.75%)	[3]
Fidelity Advisor Emerging Markets Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	5.23%
Since Inception	(6.76%)	[3]
Fidelity Advisor Emerging Markets Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	12.96%
Since Inception	(8.00%)	[4]
Fidelity Advisor Emerging Markets Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	15.15%
Since Inception	(7.00%)	[5]
MC041
Average Annual Return:
Past 1 year	9.86%
Since Inception	(6.93%)

[1]	B From May 11, 2021 .
[2]	E From May 11, 2021 .
[3]	A From May 11, 2021 .
[4]	C From May 11, 2021 .
[5]	D From May 11, 2021 .